Equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Equity

26. Equity

a. Share capital

On December 31, 2021 the subscribed and paid-in capital stock consists of 1,115,107,683 (1,115,005,712 as of December 31, 2020) common shares with no par value and the issuance of preferred shares and participation certificates is prohibited. Each common share entitles its holder to one vote at Shareholders’ Meetings.

As of December 31, 2021 there were 50,374,275 common shares outstanding abroad in the form of ADRs (47,413,094 shares as of December 31, 2020 and 46,518,315 shares as of December 31, 2019).

b.  Equity instrument granted

The Company has a share-based incentive plan, which establishes the general terms and conditions for the concession of common shares issued by the Company held in treasury (see Note 9.c).

c.  Treasury shares

The Company acquired its own shares at market prices, without capital reduction, to be held in treasury and to be subsequently disposed of or cancelled.

As of December 31, 2021, 23,756,393 common shares (24,739,626 as of December 31, 2020 and 26,780,298 as of December 31, 2019) were held in the Company's treasury, acquired at an average cost of R$ 18.13 (R$ 19.77 as of December 31, 2020 and R$ 18.12 as of December 31, 2019).

d.  Capital reserve

The capital reserve reflects the gain on the transfer of shares at market price used in the Deferred Stock Plan granted to executives of the subsidiaries of the Company, as mentioned in Note 9.c.

Because of Extrafarma’s association in 2014 the Company recognized an increase in the capital reserves in the amount of R$ 498,812, due to the difference between the value attributable to share capital and the market value of the Ultrapar shares on the date of issuance, deducted by R$ 2,260 related to the incurred costs directly attributable to issuing new shares. Additionally, August 11, 2021, February 24, 2021, August 12, 2020 and on February 19, 2020, and, there was an increase in the reserve in the amount of R$ 448, R$ 1,371, R$ 1,691 and R$ 53,072, respectively, due to the partial exercise of the subscription warrants – indemnification (see note 25).

e.  Revaluation reserve

The revaluation reserve, recognized prior to the adoption of the international accounting standards (IFRS), reflects the revaluation of assets of subsidiaries and is based on depreciation, write-off, or disposal of the revalued assets of the subsidiaries, as well as the tax effects recognized by these subsidiaries.

f.  Profit reserves

f.1 Legal reserve

Under Brazilian Corporate Law, the Company is required to allocate 5% of net annual earnings to a legal reserve, until the balance reaches 20% of share capital. As of December 31, 2021, the legal reserve totaled R$ 791,083 (R$ 750,010 as of December 31, 2020). This reserve may be used to increase capital or to absorb losses but may not be distributed as dividends.

f.2 Investments reserve

In compliance with Article 194 of the Brazilian Corporate Law and Article 54.b) of the Bylaws this reserve is aimed to protect the integrity of the Company’s assets and to supplement its capital stock, in order to allow new investments to be made. As provided in its Bylaws, the Company may allocate up to 50% of the annual net income, after deducting the legal reserve, to the investments reserve, up to the limit of 100% of the share capital.

The investments reserve is free of distribution restrictions and totaled R$ 4,073,876 as of December 31, 2021 (R$ 3,658,265 as of December 31, 2020).

g.  Other comprehensive income

g.1 Other reserves

(i)	Gains and losses on the hedging instruments of exchange rate related to firm commitment and highly probable transactions designated as cash flows hedges are recognized in equity as “other reserves”. Gains and losses are reclassified to initial cost of non-financial assets recognized in statements of profit or loss at the moment of paid off of the hedge instrument.

(ii)	The differences between the fair value of financial investments measured at fair value through other comprehensive income and the initial amount of financial investments plus the earned income and the foreign currency exchange variation are recognized in equity as other reserves. Gains and losses are reclassified to statements of profit or loss when the financial investment is settled.

(iii)	Actuarial gains and losses relating to post-employment benefits, calculated based on a valuation conducted by an independent actuary, are recognized in equity under the title “other reserves”. Actuarial gains and losses recorded in equity are not reclassified to profit or loss in subsequent periods.

(iv)	The Company also recognizes in this item the effect of changes in the non-controlling interest in subsidiaries that do not result in loss of control. This amount corresponds to the difference between the amount by which the non-controlling interest was adjusted and the fair value of the consideration received or paid and represents a transaction with shareholders.

Balance and changes in other reserves of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial instruments (ii)	Actuarial (loss) gain of post-employment benefits (iii)	Non-controlling shareholders interest change (iv)	Total
Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	-	-	(76,001)
IRPJ and CSLL on fair value	23,683	-	-	-	23,683
Actuarial loss of post-employment benefits	-	-	(41,794)	-	(41,794)
Income and social contribution taxes on actuarial losses	-	-	11,784	-	11,784
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	(477,506)
IRPJ and CSLL on fair value	164,425	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	(7,725)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	2,133
Balance as of December 31, 2020	(609,277)	269	(53,351)	197,369	(464,990)
Changes in fair value of financial instruments	12,036	(672)	-	-	11,364
IRPJ and CSLL on fair value	(4,060)	-	-	-	(4,060)
Actuarial gain of post-employment benefits of subsidiaries, net	-	-	49,550	-	49,550
IRPJ and CSLL on actuarial gains	-	-	(14,002)	-	(14,002)
Balance as of December 31, 2021	(601,301)	(403)	(17,803)	197,369	(422,138)

g.2 Cumulative translation adjustments

The change in exchange rates on assets, liabilities, and income of foreign subsidiaries that have functional currency other than the presentation currency of the Company and an independent management (see Note 2.t.1) and the exchange rate variation on notes in the foreign market, net of income taxes (see Note 33.h.3) is directly recognized in the equity. This cumulative effect is reflected in profit or loss as a gain or loss only in case of disposal or write-off of the investment.

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2021	2020	2019
Initial balance	231,596	102,427	65,857
Currency translation adjustment of foreign subsidiaries	97,113	202,277	46,330
Effect of foreign currency exchange rate variation on financial instruments	(36,461)	(110,770)	(14,788)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	12,397	37,662	5,028
Final balance	304,645	231,596	102,427

h.  Dividends and allocation of net income

The shareholders of the Company are entitled under the Bylaws to a minimum annual dividend of 50% of adjusted net income, after allocation of 5% to the legal reserve, calculated in accordance with Brazilian Corporate Law. The dividends and interest on equity in excess of the obligation established in the Bylaws are recognized in equity until the Shareholders approve them. The proposed dividends of 2020, as of December 31, 2020 totaled R$ 479,748 (R$ 0.44 – forty-four cents of Brazilian Real per share), were approved by the Board of Directors on February 24, 2021, and were paid from March 12, 2021. On August 11, 2021, the interim dividends were approved in the amount of R$ 218,074 (R$ 0.20 – twenty cents per share), paid on August, 2021.The proposed dividends payable of 2021 as of December 31, 2021 totaled R$ 185,896 (R$ 0.17 – seventeen cents of Brazilian Real per share), were approved by the Board of Directors on February 22, 2022, and will be paid from March 11, 2022 onwards.

The management proposal for the allocation of net income for 2021 and for distribution of dividends is as follow:

12/31/2021
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar	850,463
Legal reserve (5% of the net income)	42,523
Adjusted net income (basis for dividends)	807,940
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Total of distribution	403,970
Interim dividends (R$ 0.20 per share of the Company)	(218,074)
Balance of proposed dividends (R$ 0.17 per share)	185,896
Allocation of dividends
Minimum mandatory dividends for the year (50% of the adjusted net income)	185,896
Balance of proposed dividends (R$ 0.17 per share)	185,896
Allocation of net income
Legal reserve (5% of the net income)	42,523
Minimum mandatory dividends for the year (50% of the adjusted net income)	403,970
Statutory reserve	403,970
Total distribution of net income for the year attributable to shareholders of Ultrapar	850,463

Balances and changes in dividends payable are as follows:

Balance as of December 31, 2019	16,094
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133
Provisions	478,366
Prescribed dividends	(11,816)
Payments	(705,753)
Reclassification to liabilities of subsidiaries held for sale	(70)
Balance as of December 31, 2021	202,860